Document And Entity Information	Nov. 13, 2026	Nov. 12, 2026
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name		TRex Bio, Inc.
Entity Central Index Key		0002139097
Entity File Number		001-43501
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		36-4902297
Entity Address, Address Line One		269 East Grand Avenue
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		South San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94080
City Area Code		650
Local Phone Number		567-5582
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		TRXB
Security Exchange Name		NASDAQ